Convertible Promissory Notes (Details) - USD ($)			1 Months Ended		12 Months Ended
	May 06, 2016	Feb. 10, 2016	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Jan. 20, 2016
Debt Conversion [Line Items]
Aggregate principal amount			$ 5,200,000	$ 5,200,000
Debt issuance costs			$ 401,000
Warrant derivative liability						$ 275,992	$ 3,300,213
Gross proceeds of debt						5,175,000
Description of debt convertable term					All outstanding noteholders had signed lockup agreements which granted them an extra 10% on the conversion, increasing it to 130% of shares calculated by dividing such Note balance by $96.00, which was the per share purchase price in the registered offering.
Debt related commitment fees					$ 20,000
Placement agents cash fee percentage			8.00%	8.00%	8.00%
Debt conversion, original debt, amount						221,000
Warrants term					5 years
Debt instrument, convertible, beneficial conversion feature						$ 620,325
Warrants issued to purchase of common stock	1,129	1,113
Investment warrants, exercise price	$ 96.00	$ 156.00
Convertible Promissory Notes [Member]
Debt Conversion [Line Items]
Gross proceeds of debt					$ 5,000,000
Debt conversion, original debt, amount	$ 1,100,000	$ 4,100,000
Accrued interest amount of debt	$ 78,000	$ 143,000
Notes converted shares issued	15,279	32,830
Debt instrument, convertible, beneficial conversion feature					$ 4,900,000
Share price of debt								$ 156.00
Debt interest per annum					120.00%
Debt conversion, warrants or options issued	15,279
Share price					$ 92.60
Convertible Promissory Notes [Member] | Minimum [Member]
Debt Conversion [Line Items]
Debt interest per annum					8.00%
Convertible Promissory Notes [Member] | Maximum [Member]
Debt Conversion [Line Items]
Debt interest per annum					12.00%